Loans commitments and financial guarantees contracts (Details 3) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial assets	[1]	$ 488,003	$ 403,035
Argentina [Member]
Financial assets		7,546	0
Bolivia [Member]
Financial assets		200	190
Brazil [Member]
Financial assets		0	0
Canada [Member]
Financial assets		425	160
Colombia [Member]
Financial assets		91,020	78,815
Costa Rica [Member]
Financial assets		19,848	2,250
Dominican Republic [Member]
Financial assets		0	26,787
Ecuador [Member]
Financial assets		252,800	172,522
El Salvador [Member]
Financial assets		767	1,305
Guatemala [Member]
Financial assets		11,788	7,000
Honduras [Member]
Financial assets		890	1,170
Mexico [Member]
Financial assets		35,643	11,118
Panama [Member]
Financial assets		31,260	39,756
Paraguay [Member]
Financial assets		22	0
Peru [Member]
Financial assets		17,618	42,764
Switzerland [Member]
Financial assets		0	1,000
United Kingdom [Member]
Financial assets		0	70
Uruguay [Member]
Financial assets		3,176	18,128
Chile [Member]
Financial assets		$ 15,000	$ 0

[1]	Current ratings as of December 31, 2017 and 2016, respectively.